Segmented Information - Segmented Revenue by Revenue Type (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Segment Reporting Information [Line Items]
REVENUES	$ 163,425	$ 143,393	$ 314,773	$ 280,007
Service
Segment Reporting Information [Line Items]
REVENUES	146,244	130,744	284,079	254,854
Professional services and other
Segment Reporting Information [Line Items]
REVENUES	15,795	11,282	28,768	22,826
License
Segment Reporting Information [Line Items]
REVENUES	$ 1,386	$ 1,367	$ 1,926	$ 2,327